FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial assets	$ 4,578	$ 4,148
Fair Value	4,578	4,148
Financial liabilities, carrying	17,557	17,119
Financial liabilities, fair value	17,326	16,927
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	700	837
Financial liabilities, fair value	700	837
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	13,088	12,028
Financial liabilities, fair value	12,857	11,836
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	3,622	4,153
Financial liabilities, fair value	3,622	4,153
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	47	75
Financial liabilities, fair value	47	75
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	100	26
Financial liabilities, fair value	100	26
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	466	539
Fair Value	466	539
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	2,241	2,218
Fair Value	2,241	2,218
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	187	103
Fair Value	187	103
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	1,684	1,288
Fair Value	$ 1,684	$ 1,288